Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2024	Feb. 06, 2024
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	545,000,000	65,000,000
Common stock, shares issued	34,998,550	3,197,975
Common stock, shares outstanding	34,998,550	3,197,975
Series A convertible preferred stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	20,000,000	20,000,000
Convertible preferred stock, shares issued
Convertible preferred stock, shares outstanding
Convertible preferred stock, liquidation preference (in Dollars)	$ 0	$ 0
Series A Non-Voting Convertible Preferred Stockholders
Convertible preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	2,439
Convertible preferred stock, shares issued	2,439
Convertible preferred stock, shares outstanding	2,439
Series B Non-Voting Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	251,504
Preferred stock, shares issued	137,138
Preferred stock, shares outstanding	137,138
Previously Reported
Common stock, par value (in Dollars per share)		$ 0.001
Common stock, shares authorized		65,000,000
Common stock, shares issued		3,197,975
Common stock, shares outstanding		3,197,975
Previously Reported | Series A convertible preferred stock
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized		20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding